Stock Options - Fady Boctor, the President and Chief Commercial Officer (Details) - $ / shares			9 Months Ended
	May 11, 2021	Feb. 19, 2021	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	150,000		638,970
Exercise price	$ 3.21		$ 3.37
Vesting percentage	30.00%
Fady Boctor, the President and Chief Commercial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		215,669
Exercise price		$ 3.74
Vesting percentage		50.00%